Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2022
Non-controlling interests [Abstract]
Non-controlling interest, by group

	Profit attributable to non-controlling interests		Equity attributable to non-controlling interests
	Half year ended 30.06.22	Half year ended 30.06.21	As at 30.06.22	As at 31.12.21
	£m	£m	£m	£m
Barclays Bank PLC issued:
- Preference shares	15	13	529	529
- Upper T2 instruments	6	3	438	458
Other non-controlling interests	—	3	2	2
Total	21	19	969	989